Note M - Related Party Transactions (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Mar. 22, 2007	Dec. 31, 2017	Dec. 31, 2016
Minimum Related Party Loan		$ 120
Related Party Deposit Liabilities		$ 44,877	$ 38,867
Debt Instrument, Term	5 years
Debt Instrument, Interest Rate, Stated Percentage	6.58%	3.27%	2.64%
Promissory Note Payable to Director [Member]
Debt Instrument, Term		3 years
Debt Instrument, Interest Rate, Stated Percentage		1.75%
Director [Member]
Notes Payable, Related Parties		$ 360	$ 360